Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue - Schedule of Disaggregation of Revenue

The following table shows the Group’s revenues disaggregated by reportable segment and by product or service type:

Disaggregation of revenue	Typical payment	At one point in time			Over time			Total
USD'000		2023	2022	2021	2023	2022	2021	2023	2022	2021
IoT Segment
Secure chips	Upon delivery	30,044	23,198	16,867	14	-	-	30,058	23,198	16,867
Total IoT segment revenue		30,044	23,198	16,867	14	-	-	30,058	23,198	16,867
mPKI Segment
Certificates	Upon issuance	-	-	-	180	111	153	180	111	153
Licenses and integration	Upon delivery	-	107	607	387	149	-	387	256	607
SaaS, PCS and hosting	Quarterly or yearly	-	-	-	293	249	19	293	249	19
Total mPKI segment revenue		-	107	607	860	509	172	860	616	779
Total revenue from continuing operations		30,044	23,305	17,474	874	509	172	30,918	23,814	17,646

Revenue - Schedule of Disaggregation of Revenue by Geographic Areas

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2023	2022	2021
IoT Segment
Switzerland	1,436	751	406
Rest of EMEA	8,549	6,026	3,721
North America	16,531	13,609	10,631
Asia Pacific	3,466	2,745	2,062
Latin America	76	67	47
Total IoT segment revenue	30,058	23,198	16,867
mPKI Segment
Switzerland	316	253	596
Rest of EMEA	394	234	98
North America	115	68	58
Asia Pacific	-	-	-
Latin America	35	61	27
Total mPKI segment revenue	860	616	779
Total net sales from continuing operations	30,918	23,814	17,646
*EMEA means Europe, Middle East and Africa

Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD'000	2023	2022
Trade accounts receivables
Trade accounts receivable - IoT segment	5,103	2,269
Trade accounts receivable - mPKI segment	277	194
Total trade accounts receivables	5,380	2,463
Contract assets	-	-
Total contract assets	-	-
Contract liabilities - current	353	105
Contract liabilities - noncurrent	3	8
Total contract liabilities	356	113
Deferred revenue
Deferred revenue - mPKI segment	241	197
Deferred revenue - IoT segment	-	-
Total deferred revenue	241	197
Revenue from continuing operations recognized in the period from amounts included in the deferred revenue at the beginning of the year	179	209

Revenue - Schedule of Remaining Performance Obligations
Estimated revenue from remaining performance obligations as at December 31, 2023	USD'000
2023	570
2024	27
Total remaining performance obligation from continuing operations	597